Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Short-term Debt [Line Items]
Repayments Short-term bank loan	¥ 10,000	$ 1,450	¥ 15,000	¥ 5,000
Long term debt			¥ 20,000
Debt instrument interest rate effective percentage			3.80%
Current portion of long-term bank loans	13,154		¥ 3,000		$ 1,907
Short-term bank loan	¥ 49,794		¥ 10,000		$ 7,219
Loans from third parties, annual interest rate	3.90%				3.90%
PRC [Member]
Short-term Debt [Line Items]
Short-term bank loan	¥ 49,794				$ 7,219
Maximum [Member]
Short-term Debt [Line Items]
Long term debt, maturity date			Mar. 15, 2026
Minimum [Member]
Short-term Debt [Line Items]
Long term debt, maturity date			Apr. 02, 2022